Commitments and Contingencies - Schedule of Future Minimum Operating Lease Payments (Details) - USD ($)	Sep. 30, 2016	Jun. 30, 2016	Dec. 31, 2015
2016	$ 145,500		$ 33,622
2017	604,349		34,379
2018	611,410		35,410
2019	597,093		15,093
2020	588,000
Total	$ 2,546,352		118,504
Xing Group [Member]
2016		$ 64,000	128,000
2017		88,000	88,000
Total		$ 152,000	$ 216,000